Annual Total Returns - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Small Cap Growth K6 Fund
Bar Chart Table:
Annual Return 2018	(4.61%)
Annual Return 2019	36.25%
Annual Return 2020	37.45%
Annual Return 2021	10.66%
Annual Return 2022	(25.01%)